Commitment and contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 03, 2010 Companys vessel release of detention [Member]	Dec. 31, 2012 Retroactive levy of import export duties [Member]	Dec. 31, 2011 Fine For Failure To Update Oil Record Book [Member]	Dec. 31, 2012 Ocean Rig Corcovado [Member]
Security Paid For Release Of Vessel				$ 1,500
Payments for Legal Settlements					6,100	2,400
Amount Reimbursed To Related Party						2,000
Loss of hire insurance recoveries recognized as revenue	$ 1,210,139	$ 1,077,662	$ 859,745				$ 24,600